Business Description and Accounting Policies: Loss Per Share (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Loss Per Share

Loss Per Share

U.S. accounting rules provide for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per common share reflect the potential dilution of securities that could share in the loss of the entity on as “as if converted” basis. This is computed by dividing net income available to common shareholders, as adjusted if necessary, by the weighted average number of common shares outstanding plus potentially dilutive securities.

Weighted average shares outstanding were 43,670,542, 21,096,182 and 19,772,491 for 2012, 2011, and 2010 respectively. Outstanding common stock equivalents have been excluded from the calculation of diluted losses per share because their effect would be antidilutive.